Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Trade Accounts Receivable
Trade accounts receivable	$ 52,268	$ 46,718
Less: Provision for credit losses	(699)	(1,545)	$ (1,860)
Total	$ 51,569	$ 45,173